EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended September 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.21%
From	01-Sep-13	16-Sep-13	15-Oct-13	Floating Allocation Percentage at Month-End	88.04%
To	30-Sep-13	15-Oct-13
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,926,615.18
Series Nominal Liquidation Amount	1,259,826,615.18

Required Participation Amount	$1,259,826,615.18		Accumulation Account
Excess Receivables	$252,255,642.11		Beginning	-

Total Collateral	$1,512,082,257.29		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	151.21%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.182300%
Beginning Gross Principal Pool Balance	$4,448,472,655.26		Applicable Margin	0.470000%
Total Principal Collections	$(1,890,019,860.58)			0.652300%
Investment in New Receivables	$2,124,454,278.02
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,056,235.20)		Interest	525,463.89	0.53
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.53
Less Net CMA Offset	$(500,371,045.07)
Less Servicing Adjustment	$(4,610,537.29)		Total Due Investors	525,463.89	0.652300%
Ending Balance	$4,175,869,255.14		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,311,582.88
SAP for Next Period	36.21%

Average Receivable Balance	$4,060,664,617.03
Monthly Payment Rate	46.54%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,050,695.01
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,050,695.01